Note 30 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
[US$ thousands]			As of December 31,	As of December 31,
Balances with related parties	Category of related party	Type of balance	2017	2018
360 Mobile Security Limited	Key management personnel	Accounts receivable	—	770
360 Mobile Security Limited	Key management personnel	Distribution prepayment (liability)	(3,279)	10,420
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Other payables	(123)	(169)
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Revenue share liability	(150)	—
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Professional service receivable	239	—
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Professional service payable	(480)	(979)
Opay Digital Services Limited (HK)	Associate / Key management personnel	Loans receivable	631	1,779
Opay Digital Services Limited (HK)	Associate / Key management personnel	Trade receivable	2,829	4,271
Opay Digital Services Limited (HK)	Associate / Key management personnel	Accounts payable	—	(455)
Powerbets Holding Limited	Joint venture	Loans receivable	200	2,567
Powerbets Holding Limited	Joint venture	Trade receivable	—	4,369
StarMaker Interactive Inc.	Key management personnel	Loan receivable	516	—
			Predecessor	Successor
[US$ thousands]			Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Transactions with related parties	Category of related party	Type of transaction	2016	2016	2017	2018
Opay Digital Services Limited (HK)	Associate / Key management personnel	Technology licensing and other revenue	—	—	2,829	10,899
Powerbets Holdings Limited	Joint venture	Technology licensing and other, and advertising revenue	—	—	—	4,369
360 Mobile Security Limited	Entity with board member interest	Technology licensing and other, and advertising revenue	—	—	—	3,069
KUNLUN GLOBAL INTERNATIONAL SDN. BHD.	Key management personnel	Advertising revenue	—	—	—	68
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Technology licensing and other revenue	2,238	315	387	(18)
StarMaker Interactive Inc.	Key management personnel	Investment	—	—	—	(30,000)
360 Mobile Security Limited	Entity with board member interest	Marketing and distribution	(4,457)	(5,193)	(8,416)	(7,522)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Office facilities	—	(233)	(1,425)	(1,072)
Kunlun AI Inc.	Key management personnel	Professional services	(600)	(100)	—	—
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Cost of revenue	—	—	(72)	(45)
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Professional services	(1,107)	—	(513)	(941)
StarMaker Interactive Inc.	Key management personnel	Professional services	—	—	16	175
Opay Digital Services Limited (HK)	Associate / Key management personnel	Acquisition of business	—	—	—	(9,500)
Opay Digital Services Limited (HK)	Associate / Key management personnel	Investment	—	—	(4,969)	—
Opay Digital Services Limited (HK)	Associate / Key management personnel	License fee (cost of revenue)	—	—	—	(455)
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Investment	—	(1,314)	(770)	—
Powerbets Holdings Limited	Joint venture	Investment	—	—	(310)	—